Boston Partners Small Cap Value Fund II
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communication Services - 3.8%
Bumble, Inc. - Class A(a)(b)	116,744	$1,365,905
Cars.com, Inc.(a)	213,695	4,323,050
Liberty Media Corp.-Liberty Live - Class A(a)	54,414	1,993,185
Nexstar Media Group, Inc. - Class A	18,284	3,029,476
Stagwell, Inc.(a)(b)	306,464	2,123,796
TEGNA, Inc.	313,186	4,669,603
TripAdvisor, Inc.(a)	128,741	2,362,397
Vivid Seats, Inc. - Class A(a)(b)	412,240	2,081,812
		21,949,224

Consumer Discretionary - 12.0%
Beazer Homes USA, Inc.(a)	140,837	4,044,839
Bowlero Corp.(b)	365,806	4,554,285
Boyd Gaming Corp.	37,449	1,996,781
Brinker International, Inc.(a)(b)	51,515	3,638,504
Build-A-Bear Workshop, Inc.(b)	53,918	1,459,560
Caleres, Inc.(b)	85,514	2,965,625
Carriage Services, Inc.	110,094	2,960,428
Frontdoor, Inc.(a)	119,030	4,210,091
Grand Canyon Education, Inc.(a)	23,976	3,415,621
Group 1 Automotive, Inc.(b)	13,051	4,058,600
Guess?, Inc.(b)	85,720	1,994,704
Hibbett, Inc.	31,654	2,740,603
J Jill, Inc.(b)	108,090	3,642,633
Laureate Education, Inc.	240,672	3,768,923
Movado Group, Inc.	96,975	2,569,837
Perdoceo Education Corp.	150,270	3,381,075
Phinia, Inc.	71,492	3,199,982
Solo Brands, Inc. - Class A(a)(b)	535,909	1,045,023
Steven Madden Ltd.	76,360	3,394,202
Taylor Morrison Home Corp.(a)	39,437	2,280,642
Thor Industries, Inc.	16,240	1,611,658
Unifi, Inc.(a)	301,828	1,976,973
United Homes Group, Inc.(a)(b)	234,921	1,303,812
Universal Technical Institute, Inc.(a)	207,895	3,286,820
		69,501,221

Consumer Staples - 2.1%
Nature's Sunshine Products, Inc.(a)	128,489	1,968,451
Nomad Foods Ltd.	197,371	3,465,835
Simply Good Foods Co.(a)(b)	63,564	2,446,578
Universal Corp.	57,234	2,744,943
Vector Group Ltd.	156,197	1,713,481
		12,339,288

Energy - 8.1%
Archrock, Inc.	156,474	3,167,034
California Resources Corp.	47,700	2,258,595
ChampionX Corp.	78,314	2,554,603
Expro Group Holdings NV(a)	197,146	4,327,355
Kosmos Energy Ltd.(a)(b)	296,909	1,811,145
Newpark Resources, Inc.(a)	45,544	386,213
Noble Corp., PLC(b)	64,224	2,983,847
Par Pacific Holdings, Inc.(a)	106,493	2,890,220
Patterson-UTI Energy, Inc.	123,735	1,363,560
Select Water Solutions, Inc.(b)	242,328	2,648,645
Tidewater, Inc.(a)	29,993	3,099,177
US Silica Holdings, Inc.(a)	18,840	291,831
Vermilion Energy, Inc.(b)	133,845	1,657,001
Viper Energy, Inc.	171,488	6,595,428
Weatherford International PLC(a)	52,019	6,259,966
World Kinect Corp.	176,085	4,638,079
		46,932,699

Financials - 26.8%
AllianceBernstein Holding LP	44,374	1,488,748
AMERISAFE, Inc.	33,628	1,473,915
Assured Guaranty Ltd.(b)	57,593	4,476,128
Axis Capital Holdings Ltd.	77,397	5,718,090
Baldwin Insurance Group, Inc. - Class A(a)(b)	126,541	4,261,901
Bar Harbor Bankshares	63,221	1,660,816
BGC Group, Inc. - Class A	712,018	6,173,196
Blue Owl Capital Corp. III	149,209	2,458,964
Byline Bancorp, Inc.	69,799	1,612,357
Cass Information Systems, Inc.	49,006	2,074,914
Diamond Hill Investment Group, Inc.	12,853	1,928,464
Dime Community Bancshares, Inc.	73,870	1,364,379
Employers Holdings, Inc.	37,443	1,579,346
Enact Holdings, Inc.	59,797	1,836,366
Essent Group Ltd.(b)	56,660	3,212,622
Evercore, Inc. - Class A	40,672	8,253,976
EZCORP, Inc. - Class A(a)(b)	222,915	2,338,378
Federal Agricultural Mortgage Corp. - Class C	55,625	9,716,019
First American Financial Corp.	43,624	2,424,622
First Merchants Corp.	71,771	2,372,031
First Mid Bancshares, Inc.	35,365	1,122,485
FirstCash Holdings, Inc.	61,460	7,247,363
Global Indemnity Group LLC - Class A	63,845	2,036,017
Hancock Whitney Corp.	42,158	1,970,043
Heritage Commerce Corp.	187,631	1,529,193
Heritage Financial Corp.	47,689	864,602
Hope Bancorp, Inc.	218,486	2,300,658
International Money Express, Inc.(a)	117,784	2,456,974
Merchants Bancorp	77,777	3,114,969
Northeast Bank	52,606	2,924,367
OceanFirst Financial Corp.	201,855	3,037,918
Old National Bancorp	201,514	3,443,874
Peapack-Gladstone Financial Corp.	110,848	2,405,402
PennyMac Financial Services, Inc.(b)	31,722	2,875,599
Preferred Bank(b)	72,095	5,386,938
Primis Financial Corp.	168,278	1,765,236
Redwood Trust, Inc.(b)	449,165	2,847,706
S&T Bancorp, Inc.(b)	64,047	2,043,740
Silvercrest Asset Management Group, Inc. - Class A	187,753	2,868,866
SLM Corp.	473,989	10,171,804
SouthState Corp.(b)	23,714	1,833,329
Stewart Information Services Corp.	64,100	4,058,171
StoneX Group, Inc.(a)	49,330	3,703,203
Walker & Dunlop, Inc.(b)	25,097	2,409,061
Western Alliance Bancorp	92,530	5,832,166
White Mountains Insurance Group Ltd.	1,916	3,462,212
Wintrust Financial Corp.(b)	52,216	5,149,020
		155,286,148

Health Care - 6.7%
Addus HomeCare Corp.(a)	19,957	2,291,263
AMN Healthcare Services, Inc.(a)	45,632	2,552,654
Biote Corp.(a)(b)	546,304	3,638,385
Catalyst Pharmaceuticals, Inc.(a)	144,278	2,332,975
Cross Country Healthcare, Inc.(a)	103,986	1,572,268
Fortrea Holdings, Inc.(a)(b)	102,656	2,606,436
Haemonetics Corp.(a)(b)	40,126	3,373,794
Halozyme Therapeutics, Inc.(a)	45,547	2,017,277
Lantheus Holdings, Inc.(a)(b)	64,431	5,272,389
Organon & Co.	107,235	2,287,323
Pediatrix Medical Group, Inc.(a)	240,807	1,760,299
Perrigo Co., PLC	61,065	1,681,119
PetIQ, Inc.(a)	123,037	2,554,248
Quipt Home Medical Corp.(a)	390,917	1,313,481
R1 RCM, Inc.(a)	257,513	3,311,617
		38,565,528

Industrials - 23.4%
AAR Corp.(a)	49,762	3,532,604
Acuity Brands, Inc.	15,203	3,946,851
Alight, Inc. - Class A(a)	277,745	2,152,524
Allison Transmission Holdings, Inc.	63,777	4,834,934
Asure Software, Inc.(a)(b)	188,921	1,430,132
Atkore, Inc.(b)	24,613	3,744,868
Atmus Filtration Technologies, Inc.(a)(b)	85,061	2,623,281
Beacon Roofing Supply, Inc.(a)	58,832	5,710,234
Blue Bird Corp.(a)	80,926	4,613,591
Brady Corp. - Class A	44,451	3,034,670
Brink's Co.	98,301	10,148,595
CBIZ, Inc.(a)	40,441	3,066,237
Chart Industries, Inc.(a)(b)	17,390	2,730,752
Civeo Corp.	100,900	2,458,933
Concentrix Corp.(b)	29,362	1,800,772
CoreCivic, Inc.(a)(b)	249,049	3,997,237
CRA International, Inc.	28,471	5,010,042
DNOW, Inc.(a)	134,205	1,958,051
DXP Enterprises, Inc.(a)	63,849	3,172,018
Encore Wire Corp.	12,141	3,505,471
EnerSys	34,936	3,767,498
First Advantage Corp.(b)	177,531	2,851,148
Granite Construction, Inc.(b)	67,219	4,187,072
Griffon Corp.	49,058	3,313,377
Heidrick & Struggles International, Inc.	74,837	2,565,412
Huron Consulting Group, Inc.(a)	42,208	3,727,389
IBEX Holdings Ltd.(a)	180,846	2,830,240
ICF International, Inc.	29,476	4,207,699
Janus International Group, Inc.(a)	360,257	5,000,367
Kelly Services, Inc. - Class A	77,906	1,693,676
Liquidity Services, Inc.(a)	107,190	2,101,996
LSI Industries, Inc.	177,350	2,816,318
Primoris Services Corp.	78,978	4,324,835
Science Applications International Corp.	21,110	2,842,462
Sensata Technologies Holding PLC	45,986	1,900,142
Sterling Infrastructure, Inc.(a)	15,121	1,857,917
Universal Logistics Holdings, Inc.	52,131	2,280,731
V2X, Inc.(a)	61,358	2,951,933
Valmont Industries, Inc.	11,343	2,851,630
Viad Corp.(a)	112,857	3,944,352
		135,487,991

Information Technology - 8.8%
Adeia, Inc.	314,599	3,721,706
Avnet, Inc.	86,381	4,716,403
Axcelis Technologies, Inc.(a)	25,738	2,895,268
Bel Fuse, Inc. - Class B	35,418	2,415,508
Belden, Inc.	22,959	2,196,947
Benchmark Electronics, Inc.	100,093	4,311,006
Clearfield, Inc.(a)(b)	88,800	3,397,488
CompoSecure, Inc.(b)	431,749	2,739,447
Hackett Group, Inc.	91,739	2,046,697
Insight Enterprises, Inc.(a)	11,417	2,232,023
InterDigital, Inc.(b)	56,410	6,423,407
LiveRamp Holdings, Inc.(a)	60,849	1,903,965
NCR Voyix Corp.(a)	143,005	1,884,806
OSI Systems, Inc.(a)	27,837	4,001,290
Photronics, Inc.(a)	128,199	3,506,243
Ultra Clean Holdings, Inc.(a)	57,709	2,676,543
		51,068,747

Materials - 3.7%
Ashland, Inc.	35,186	3,524,582
Ecovyst, Inc.(a)	280,489	2,608,548
Eldorado Gold Corp.(a)	208,378	3,369,472
Knife River Corp.(a)	28,779	2,034,963
Methanex Corp.	53,521	2,873,007
Myers Industries, Inc.	80,878	1,277,872
Orion SA	135,962	3,381,375
Piedmont Lithium, Inc.(a)(b)	188,074	2,456,247
		21,526,066

Real Estate - 1.0%
BRT Apartments Corp.	98,318	1,720,565
Cousins Properties, Inc.	73,958	1,710,648
First Industrial Realty Trust, Inc.	49,039	2,310,718
		5,741,931

Utilities - 0.7%
New Jersey Resources Corp.(b)	48,138	2,092,078
Portland General Electric Co.	26,349	1,174,111
Pure Cycle Corp.(a)(b)	113,306	1,053,746
		4,319,935
TOTAL COMMON STOCKS (Cost $432,877,529)		562,718,778

CLOSED END FUNDS - 0.4%	Shares	Value
Golub Capital BDC, Inc.(b)	139,860	2,317,480
TOTAL CLOSED END FUNDS (Cost $2,238,385)		2,317,480

SHORT-TERM INVESTMENTS - 16.5%
Tri-State Deposit, 5.45%(c)	9,240,083	9,240,083

Investments Purchased with Proceeds from Securities Lending - 14.9%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(c)	86,417,655	86,417,655
TOTAL SHORT-TERM INVESTMENTS (Cost $95,657,738)		95,657,738

TOTAL INVESTMENTS - 114.0% (Cost $530,773,652)		$660,693,996
Money Market Deposit Account - 0.6%(d)		3,559,641
Liabilities in Excess of Other Assets - (14.6)%		(84,770,430)
TOTAL NET ASSETS - 100.0%		$579,483,207

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $84,334,343 which represented 14.6% of net assets.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

Industry classifications may be different than those used for compliance monitoring purposes.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	562,718,778	–	–	562,718,778
Closed End Funds	2,317,480	–	–	2,317,480
Short-Term Investments	–	9,240,083	–	9,240,083
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	86,417,655
Total Investments	565,036,258	9,240,083	–	660,693,996

Refer to the Schedule of Investments for additional information.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.